Financial Assets - Summary of Investments Accounted for Using Equity Method (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of financial assets [Line Items]
Beginning balance	€ 1,299	€ 1,317
Translation adjustment	(83)	(11)
Investments and advances	11	7		€ 19
Reduction in joint venture loans		(5)
Disposals and repayments	(13)	(11)
Share of profit after tax	65	42	[1]	44	[1]
Dividends received	(31)	(40)
Ending balance	1,248	1,299		1,317
Other [Member]
Disclosure of financial assets [Line Items]
Beginning balance	26	28
Translation adjustment	(1)
Disposals and repayments		(2)
Ending balance	25	26		28
Share of net assets [Member]
Disclosure of financial assets [Line Items]
Beginning balance	1,152	1,161
Translation adjustment	(67)	(14)
Investments and advances	5	1
Disposals and repayments	(1)	2
Share of profit after tax	65	42
Dividends received	(31)	(40)
Ending balance	1,123	1,152		1,161
Loans1 [Member]
Disclosure of financial assets [Line Items]
Beginning balance	147	156
Translation adjustment	(16)	3
Investments and advances	6	6
Reduction in joint venture loans		(5)
Disposals and repayments	(12)	(13)
Ending balance	€ 125	€ 147		€ 156

[1]	1 Restated to show the results of our Americas Distribution segment in discontinued operations. See note 2 for further details.